UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22285

HATTERAS RAMIUS ADVANTAGE FUND
(Exact name of registrant as specified in charter)

8540 COLONNADE CENTER DRIVE, SUITE 401
RALEIGH, NORTH CAROLINA 27615
(Address of principal executive offices) (Zip code)

DAVID B. PERKINS
8540 COLONNADE CENTER DRIVE, SUITE 401
RALEIGH, NORTH CAROLINA 27615
(Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324

Date of fiscal year end: MARCH 31

Date of reporting period: SEPTEMBER 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to  stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A  registrant  is not required to respond to the  collection  of  information  contained in Form N-CSR unless the Form  displays a  currently  valid  Office of  Management  and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information  collection  burden  estimate and any  suggestions  for reducing the burden to  Secretary,  Securities  and Exchange  Commission,  100 F Street,  NE, Washington,  DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Hatteras Ramius Advantage Fund

(a Delaware Statutory Trust)

Financial Statements

As of and for the six months ended September 30, 2010
(Unaudited)

Hatteras Ramius Advantage Fund

(a Delaware Statutory Trust)

As of and for the six months ended September 30, 2010
(Unaudited)

Table of Contents

Statement of Assets and Liabilities	1
Statement of Operations	2
Statement of Changes in Net Assets	3
Statement of Cash Flows	4
Notes to Financial Statements	5 - 10
Board of Trustees	11
Fund Management	12
Other Information	13

HATTERAS RAMIUS ADVANTAGE FUND

(a Delaware Statutory Trust)

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2010
(Unaudited)

Assets
Investment in Hatteras Ramius Advantage Institutional Fund, at fair value (cost $9,196,332)	$9,226,442
Cash and cash equivalents	71,965
Expense waiver receivable	14,427
Prepaid assets	24,612
Total assets	9,337,446
Liabilities
Accounting and administration fees payable	18,600
Professional fees payable	4,833
Servicing fee payable	2,712
Custodian fees payable	1,711
Other expenses payable	704
Total liabilities	28,560
Net Assets	$9,308,886

Components of Net Assets:
Shares of beneficial interest	9,304,843
Accumulated net investment loss	(274,645)
Accumulated net realized loss on investments	(24,849)
Net unrealized appreciation on investments	303,537
Total Net Assets	$9,308,886
Net asset value per share	$100.04
Maximum offering price per share*	$102.04
Number of authorized shares	1,500,000.00
Number of outstanding shares	93,055.23

*   The maximum sales load is 2.00%.

See notes to financial statements.

ONE

HATTERAS RAMIUS ADVANTAGE FUND

(a Delaware Statutory Trust)

STATEMENT OF OPERATIONS

For the six months ended September 30, 2010
(Unaudited)

Net investment loss allocated from Hatteras Ramius Advantage Institutional Fund
Interest	$835
Expenses	(335,529)
Expense reimbursement by Investment Manager	198,652
Net investment loss allocated from Hatteras Ramius Advantage Institutional Fund	(136,042)
Fund investment income
Interest	1
Total Fund investment income	1
Fund expenses
Accounting and administration fees	36,184
Offering costs	23,551
Servicing fee	16,152
Professional fees	10,250
Custodian fees	1,458
Insurance fees	726
Other expenses	4,500
Total Fund expenses before reimbursement	92,821
Expense reimbursement	(75,424)
Net Fund expenses	17,397
Net investment loss	(153,438)
Net realized loss and change in unrealized appreciation on investments allocated from Hatteras Ramius Advantage Institutional Fund
Net realized loss from investments in Sub-Manager Funds	(29,478)
Net change in unrealized appreciation on investments in Sub-Manager Funds	45,182
Net realized loss and change in unrealized appreciation on investments allocated from Hatteras Ramius Advantage Institutional Fund	15,704
Net decrease in net assets resulting from operations	$(137,734)

See notes to financial statements.

TWO

HATTERAS RAMIUS ADVANTAGE FUND

(a Delaware Statutory Trust)

STATEMENT OF CHANGES IN NET ASSETS

	For the period ended September 30, 2010 (Unaudited)	For the period from November 1, 2009 (commencement of operations) to March 31, 2010
Operations:
Net investment loss	$(153,438)	$(127,010)
Net realized gain/(loss) on investments in Sub-Manager Funds allocated from Hatteras Ramius Advantage Institutional Fund	(29,478)	4,629
Net change in unrealized appreciation on investments in Sub-Manager Funds allocated from Hatteras Ramius Advantage Institutional Fund	45,182	258,355

Net increase/(decrease) in net assets resulting from operations	(137,734)	135,974

Capital Share Transactions
Proceeds from shares issued	214,603	9,096,043

Net increase in net assets from capital share transactions	214,603	9,096,043
Total increase in net assets	76,869	9,232,017

Net Assets:
Beginning of period	9,232,017	−
End of period*	$9,308,886	$9,232,017

*   Including accumulated net investment loss of $274,645 and $121,207, respectively.

See notes to financial statements.

THREE

HATTERAS RAMIUS ADVANTAGE FUND

(a Delaware Statutory Trust)

STATEMENT OF CASH FLOWS

For the six months ended September 30, 2010
(Unaudited)

Cash flows from operating activities:
Net decrease in net assets resulting from operations	$(137,734)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Purchases of shares in Hatteras Ramius Advantage Institutional Fund	(200,289)
Net investment loss allocated from Hatteras Ramius Advantage Institutional Fund	136,042
Net realized loss on investments in Sub-Manager Funds allocated from Hatteras Ramius Advantage Institutional Fund	29,478
Net change in unrealized appreciation on investments in Sub-Manager Funds allocated from Hatteras Ramius Advantage Institutional Fund	(45,182)
Increase in prepaid assets	(2,562)
Decrease in expense waiver receivable	4,787
Decrease in professional fees payable	(7,750)
Increase in accounting and administration fees payable	6,200
Increase in servicing fees payable	24
Increase in custodian fees payable	253
Increase in other expenses payable	659
Net cash used in operating activities	(216,074)
Cash flows from financing activities:
Proceeds from shares issued	214,603
Net cash provided by financing activities	214,603
Net change in cash and cash equivalents	(1,471)

Cash and cash equivalents at beginning of period	73,436
Cash and cash equivalents at end of period	$71,965

See notes to financial statements.

FOUR

HATTERAS RAMIUS ADVANTAGE FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the six months ended September 30, 2010
(Unaudited)

1.	ORGANIZATION
Hatteras Ramius Advantage Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. Hatteras Capital Investment Management, LLC (“HCIM”), an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), serves as the investment manager to the Master Fund (as defined below) (in such capacity, the “Investment Manager”). Ramius Alternative Solutions LLC (“Ramius”), an investment adviser registered with the SEC under the Advisers Act, serves as sub-adviser to the Master Fund (in such capacity, the “Sub-Adviser”). The Fund’s investment objective is to provide returns in excess of the broad equity markets over a full market cycle. The Fund’s secondary objective is to achieve returns with moderate volatility and correlation to equity markets. To achieve its objectives, the Fund will provide its shareholders (each, a “Shareholder” and together, the “Shareholders”) with access to a broad range of investment strategies and asset categories by investing substantially all of its assets in the Hatteras Ramius Advantage Institutional Fund, a Delaware statutory trust (the “Master Fund” and together with the Fund, the “Funds”), which is also registered under the 1940 Act and has the same investment objective as the Fund.

The percentage of the Master Fund’s shares owned by the Fund at September 30, 2010 was 85.21%.

2.	SIGNIFICANT ACCOUNTING POLICIES
These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.	Investment Valuation
The Fund does not make direct investments in securities or financial instruments, and invests substantially all of its assets in the Master Fund.  The Fund records its investment in the Master Fund at fair value.  The Fund’s investment in the Master Fund would be considered level 3 as defined under fair valuation accounting standards.  Valuation of securities held by the Master Fund, including the Master Fund’s disclosure of investments under the three-tier hierarchy, is discussed in the notes to the Master Fund’s financial statements included elsewhere in this report.

b.	Allocations from the Master Fund
The Fund records its allocated portion of income, expense, realized gains and losses and unrealized appreciation and depreciation from the Master Fund.

c.	Fund Level Income and Expenses
Interest income on any cash or cash equivalents held by the Fund will be recognized on an accrual basis. Expenses that are specifically attributed to the Fund are charged to the Fund and recorded on an accrual basis. Because the Fund bears its proportionate share of the management fees of the Master Fund, the Fund pays no direct management fee to the Investment Manager.

FIVE

HATTERAS RAMIUS ADVANTAGE FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the six months ended September 30, 2010 (CONTINUED)
(Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

d.	Income Tax Information and Distributions to Shareholders
Each year, the Fund and the Master Fund intend to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return.  As a result, no provision for income taxes is required.  As of September 30, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements.  The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.  The Fund’s federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.  Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date.  Income dividends and capital gain distributions are declared separately.  Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences.  These adjustments have no impact on net assets or the results of operations.  Temporary book-tax differences will reverse in a subsequent period.

Additionally, U.S. GAAP requires certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  Permanent differences between book and tax basis are attributable to certain non-deductible expenses for tax purposes, including certain offering, organizational, and registration expenses.  These reclassifications have no effect on net assets or net asset value per share.  For the period ended December 31, 2009, $5,803 was reclassified from Shares of Beneficial Interest to Accumulated Net Investment Loss.

At September 30, 2010, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$34,774
Gross unrealized depreciation	(4,664)
Net unrealized appreciation (depreciation)	$30,110
Tax cost	$9,196,332

At December 31, 2009, there was no undistributed ordinary income or long-term capital gains.  The income tax-based components of distributable earnings consisted of unrealized appreciation of $60,211.  Total accumulated earnings were $60,211.

There were no distributions paid for the period ended September 30, 2010.

SIX

HATTERAS RAMIUS ADVANTAGE FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the six months ended September 30, 2010 (CONTINUED)
(Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES(CONTINUED)

e.	Cash and cash equivalents
Cash and cash equivalents includes amounts held in interest bearing demand deposit accounts.  Such amounts, at times, may exceed federally insured limits.  The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

f.	Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.	RELATED PARTY TRANSACTIONS AND OTHER
In consideration for fund services, the Fund pays the Investment Manager (in such capacity, the "Servicing Agent") a fund servicing fee at the annual rate of 0.35% of the month-end net asset value of the Fund.  The Master Fund also pays the Servicing Agent a fund servicing fee at an annual rate of 0.40% of the month-end net asset value of the Master Fund.  The servicing fees payable to the Servicing Agent will be borne by all Shareholders on a pro-rata basis before giving effect to any repurchase of shares in the Master Fund effective as of that date, and will decrease the net profits or increase the net losses of the Master Fund that are credited to shareholders.

The Servicing Agent may waive (to all investors on a pro-rata basis) or pay to third parties all or a portion of any such fees in its sole discretion. The Servicing Agent did not waive any of the servicing fees for the period ended September 30, 2010.

The Investment Manager and Sub-Adviser have contractually agreed to reimburse certain expenses through October 31, 2012, so that the total annual expenses of the Fund (which excludes taxes, interest, brokerage commissions, other transaction-related expenses, any extraordinary expenses of the Fund and Master Fund and any acquired fund fees and expenses of the Fund and Master Fund but includes the fund servicing fee and indirect fees and expenses of the Master Fund) for this period will not exceed 3.35% of the net assets of the Fund on an annualized basis (the “Expense Limitation”).  The agreement automatically renews for one-year terms after the initial period.  The agreement may be terminated by the Investment Manager, the Sub-Adviser or the Fund on sixty (60) days’ written notice to the other parties. The Fund will carry forward, for a period not to exceed (3) three years from the date on which a reimbursement is made by the Investment Manager and/or Sub-Adviser, any expenses in excess of the Expense Limitation and repay the Investment Manager and/or Sub-Adviser such amounts, provided the Fund is able to effect such reimbursement and remain in compliance with the Expense Limitation disclosed in the Fund’s then effective prospectus.

For the period ending September 30, 2010, the Investment Manager reimbursed the Fund $75,424 for amounts in excess of the Expense Limitation, all of which will be available for potential future repayment until October 31, 2012.

Hatteras Capital Distributors LLC (“HCD”), an affiliate of the Investment Manager, serves as the Fund’s distributor.  HCD receives a monthly distribution fee from the Investment Manager equal to 0.0083% (0.10% on an annualized basis) of the net assets of the Master Fund as of the last day of the month (before giving effect to any repurchase of Master Fund shares).

At September 30, 2010, Shareholders, who are affiliated with the Investment Manager, owned $100,040 (1.1% of Net Assets) of the Fund.

SEVEN

HATTERAS RAMIUS ADVANTAGE FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the six months ended September 30, 2010 (CONTINUED)
(Unaudited)

3.	RELATED PARTY TRANSACTIONS AND OTHER(CONTINUED)
UMB Bank, N.A. serves as custodian of the Fund’s cash balances and provides custodial services for the Fund. J.D. Clark & Company, a division of UMB Fund Services, Inc. serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping and investor related services. The Fund pays a monthly fee to the custodian and administrator based upon average net assets, subject to certain minimums.

4.	RISK FACTORS
An investment in the Fund involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.  The Master Fund intends to invest substantially all of its available capital in securities of private investment companies.  These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its investments for extended periods, which may be several years.  Shareholders should refer to the Fund’s prospectus and corresponding statement of additional information for a more complete list of risk factors. No guarantee or representation is made that the investment objective will be met.

5.	CAPITAL SHARE TRANSACTIONS
Transactions in shares were as follows:

Shares outstanding, November 1, 2009	−
Shares sold	90,964.79
Shares redeemed	. −
Shares outstanding, April 1, 2010	90,964.79
Shares sold	2,090.44
Shares redeemed	−
Shares outstanding, September 30, 2010	93,055.23

6.	REPURCHASE OF SHARES
The Board of Trustees of the Fund and Master Fund (together, the “Board”) may, from time to time and in its sole discretion, cause the Fund to repurchase shares pursuant to written tenders by Shareholders at such times and on such terms and conditions as established by the Board.  In determining whether the Fund should offer to repurchase shares, the Board will consider, among other things, the recommendation of the Investment Manager. The Fund generally expects to offer to repurchase shares from Shareholders on a quarterly basis as of March 31, June 30, September 30 and December 31 of each year, beginning December 31, 2010. Shares tendered prior to the Shareholder’s one year anniversary of its initial investment may be subject to a maximum 5% repurchase fee.

7.	INDEMNIFICATION
In the normal course of business, the Fund enters into contracts that provide general indemnifications.  The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

EIGHT

HATTERAS RAMIUS ADVANTAGE FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the six months ended September 30, 2010 (CONTINUED)
(Unaudited)

8.	FINANCIAL HIGHLIGHTS
The financial highlights are intended to help an investor understand the Fund’s financial performance. The total returns in the table represent the rate that a Shareholder would be expected to have earned or lost on an investment in the Fund.  An individual Shareholder’s ratio or return may vary from the table below based on the timing of capital transactions.

The ratios are calculated by dividing total dollars of income or expenses as applicable by the average of total monthly net assets and are annualized (except for total return and portfolio turnover ratio) for periods less than a year. The ratios include the Fund’s proportionate share of the Master Fund’s income and expenses and expense reimbursement.

Total return is not annualized and is calculated based on changes in net asset value. A Shareholder’s individual return may vary from this return based on the timing of share purchases.  The portfolio turnover rate is calculated based on the Master Fund’s investment activity, as turnover occurs at the Master Fund level, and the Fund is typically invested 100% in the Master Fund.

Net Asset Value, November 1, 2009	$100.00
Income from investment operations:
Net investment loss	(1.40)
Net realized and unrealized gain (loss) on investment transactions	2.89
Total from investment operations	1.49
Net Asset Value, April 1, 2010	$101.49
Income from investment operations:
Net investment loss	(1.62)
Net realized and unrealized gain (loss) on investment transactions	0.17
Total from investment operations	(1.45)
Net Asset Value, September 30, 2010	$100.04

	For the period ended September 30, 2010 (Unaudited)	For the period from November 1, 2009 (commencement of operations) to March 31, 2010
Total return [1]	(1.44%)	1.49%
Net investment loss	(3.31%)	(3.33%)
Operating expenses, excluding reimbursement from Investment Manager [2]	8.07%	12.22%
Reimbursement from Investment Manager	(4.74%)	(8.87%)
Net expenses [3]	3.33%	3.35%
Net assets, end of period (000’s)	$9,309	$9,232
Portfolio Turnover Rate (Master Fund) [1]	2.67%	3.93%

[1]	Not annualized.
[2]	Offering costs and organizational expenses, included in operating expenses, are not annualized.
[3]
Ratios calculated based on total expenses and average net assets and are annualized except for organizational costs.  If the expense ratio calculation had been performed monthly, as is done for expense cap calculations, the ratios would have been different.

NINE

HATTERAS RAMIUS ADVANTAGE FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the six months ended September 30, 2010 (CONCLUDED)
(Unaudited)

9.      SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date the financial statements were issued, and determined there were no subsequent events that required disclosure in or adjustment to the financial statements.

Through the date of this report, the Investment Manager has submitted redemption requests for 22 of the Master Fund’s 26 Sub-Manager Funds.

TEN

HATTERAS RAMIUS ADVANTAGE FUND

(a Delaware Statutory Trust)

BOARD OF TRUSTEES

(Unaudited)

The identity of the Board members (each a “Trustee”) and brief biographical information, as of September 30, 2010, is set forth below.   The business address of each Trustee is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615.  The Fund’s statement of additional information includes information about the Trustees and may be obtained without charge by calling the Fund at 1-888-363-2324.

Name & Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee	Number of Portfolios in Fund Complex’ Overseen by Trustee
INTERESTED TRUSTEE
David B. Perkins* July 18, 1962	President and Chairman of the Board of Trustees of the Fund	Since Inception	Mr. Perkins has been Chairman of the Board of Trustees and President of the Fund since inception. Mr. Perkins is the Chief Executive Officer of Hatteras and its affiliated entities. He founded the firm in September 2003. Prior to that, he was the co-founder and Managing Partner of CapFinancial Partners, LLC.	15
INDEPENDENT TRUSTEES
H. Alexander Holmes May 4, 1942	Trustee; Audit Committee Member of the Fund	Since Inception	Mr. Holmes founded Holmes Advisory Services, LLC, a financial consultation firm, in 1993.	15
Steve E. Moss February 18, 1953	Trustee; Audit Committee Member of the Fund	Since Inception	Mr. Moss is a principal of Holden, Moss, Knott, Clark, Copley & Hoyle, P.A. and has been a member manager of HMKCT Properties, LLC since January 1996.	15
Gregory S. Sellers May 5, 1959	Trustee; Audit Committee Member of the Fund	Since Inception	Mr. Sellers has been the Chief Financial Officer of Imagemark Business Services, Inc., a strategic communications provider of marketing and print communications solutions, since June 2009. From 2003 to June 2009, Mr. Sellers was the Chief Financial Officer and a director of Kings Plush, Inc., a fabric manufacturer.	15
Daniel K. Wilson June 22, 1948	Trustee; Audit Committee Member of the Fund	Since Inception	Mr. Wilson was Executive Vice President and Chief Financial Officer of Parksdale Mills, Inc. from 2004 - 2008. Mr. Wilson currently is in private practice as a Certified Public Accountant.	9

*   Mr. Perkins is deemed to be an “interested” Trustee of the Fund because of his affiliations with the Investment Manager.

ELEVEN

HATTERAS RAMIUS ADVANTAGE FUND

(a Delaware Statutory Trust)

FUND MANAGEMENT

(Unaudited)

Set forth below is the name, date of birth, position with the Fund, length of term of office, and the principal occupation for the last five years, as of September 30, 2010, of each of the persons currently serving as Executive Officers.  The business address of each officer is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC  27615.

Name & Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 years and Other Directorships Held by Officer	Number of Portfolios in Fund Complex Overseen by Officer
OFFICERS
J. Michael Fields, July 14, 1973	Secretary of the Fund	Since inception
Prior to becoming Secretary of each of the Funds in the Fund Complex in 2008, Mr. Fields was the Treasurer of each of the Funds in the Fund Complex.  Mr. Fields is Chief Operating Officer of Hatteras and its affiliates and has been employed by the Hatteras firm since its inception in September 2003.
N/A
Andrew P. Chica September 7, 1975	Chief Compliance Officer of the Fund	Since inception
Mr. Chica joined Hatteras in November 2007 and became Chief Compliance Officer of each of the funds in the Fund Complex and the Investment Manager as of January 2008.  Prior to joining Hatteras, Mr. Chica was the Compliance Manager for UMB Fund Services, Inc. from December 2004 to November 2007.  From April 2000 to December 2004, Mr. Chica served as an Assistant Vice President and Compliance Officer with U.S. Bancorp Fund Services, LLC.
N/A
Robert Lance Baker September 17, 1971	Treasurer of the Fund	Since inception
Mr. Baker joined Hatteras in March 2008 and became Treasurer of each of the funds in the Fund Complex in December 2008.  Mr. Baker serves as the Chief Financial Officer of the Investment Manager and its affiliates.  Prior to joining Hatteras, Mr. Baker worked for Smith Breeden Associates, an investment advisor located in Durham, NC.  At Smith Breeden, Mr. Baker served as Vice President of Portfolio Accounting, Performance Reporting, and Fund Administration.
N/A

TWELVE

HATTERAS RAMIUS ADVANTAGE FUND

(a Delaware Statutory Trust)

OTHER INFORMATION

(Unaudited)

Proxy Voting
A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities and the Master Fund’s record of actual proxy votes cast is available at www.sec.gov and by calling 1-800-504-9070 and may be obtained at no additional charge.

Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings, which includes securities held by the Master Fund, with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

THIRTEEN

Hatteras Ramius Advantage Institutional Fund

(a Delaware Statutory Trust)

Financial Statements

As of and for the six months ended September 30, 2010
(Unaudited)

Hatteras Ramius Advantage Institutional Fund

(a Delaware Statutory Trust)

As of and for the six months ended September 30, 2010
(Unaudited)

Table of Contents

Schedule of Investments	1- 2
Statement of Assets and Liabilities	3
Statement of Operations	4
Statement of Changes in Net Assets	5
Statement of Cash Flows	6
Notes to Financial Statements	7 - 17
Board of Trustees	18
Fund Management	19
Other Information	20

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(a Delaware Statutory Trust)

SCHEDULE OF INVESTMENTS

September 30, 2010
(Unaudited)

Investments in Sub-Manager Funds (84.78%)	Cost	Fair Value
Credit Based (13.87%)
Brigade Leveraged Capital Structures Offshore, Ltd. [a,b]	$299,000	$321,426
Chatham Asset High Yield Offshore Fund, Ltd. [a,b]	375,000	400,285
Claren Road Credit Fund, Ltd. [a,b]	368,000	387,745
MKP Credit Offshore, Ltd. [a,b]	368,000	392,011
Total Credit Based		1,501,467

Event Driven (19.45%)
Centaurus International Risk Arbitrage Fund Limited [a,b]	300,000	315,064
Luxor Capital Partners Offshore, Ltd. [a,b]	375,000	380,416
Paulson Advantage, Ltd. [a,b]	414,000	425,353
Pershing Square International, Ltd. [a,b]	276,000	330,466
Taconic Opportunity Offshore Fund, Ltd.[a,b]	322,000	340,510
Trian Partners, Ltd. [a,b]	276,000	314,791
Total Event Driven		2,106,600

Global Macro/Managed Futures (14.44%)
BlueTrend Fund Limited [a,b]	299,000	328,708
Brevan Howard Fund Limited [a,b]	414,000	425,092
COMAC Global Macro Fund Limited [a,b]	276,000	293,185
Roy G. Niederhoffer Diversified Fund (Offshore), Ltd. [a,b]	276,000	227,499
Wexford Offshore Spectrum Fund [a,b]	300,000	288,687
Total Global Macro/Managed Futures		1,563,171

See notes to financial statements.
ONE

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(a Delaware Statutory Trust)

SCHEDULE OF INVESTMENTS

September 30, 2010
(Unaudited)

	Cost	Fair Value
Long/Short Equity (29.82%)
Ascend Partners Fund II, Ltd. [a,b]	$345,000	$354,650
Atlas Global Investments, Ltd. [a,b]	400,000	429,468
Avesta Fund, Ltd. [a,b]	299,000	285,859
Ivory Offshore Flagship Fund, Ltd. [a,b]	299,000	300,063
Karsch Capital, Ltd. [a,b]	322,000	321,279
OMG Opportunities Trading Fund Limited [a,b]	299,000	290,489
PFM Diversified Offshore Fund, Ltd.[a,b]	400,000	433,621
SAC Capital International, Ltd. [a,b]	400,000	405,927
SCP Ocean Fund, Ltd. [a,b]	400,000	408,233
Total Long/Short Equity		3,229,589

Multi-Strategy/Relative Value (7.20%)
Goldman Sachs Investment Partners Offshore, L.P. [a,b]	368,000	385,584
Millennium International, Ltd. [a,b]	375,000	393,716
Total Multi-Strategy/Relative Value		779,300

Total Investments in Sub-Manager Funds (Cost $8,845,000)		$9,180,127

Short-Term Investments (14.97%)

Federated Prime Obligations Fund #10, 0.22% [c]	$1,620,945	$1,620,945

Total Short-Term Investments (Cost $1,620,945)		$1,620,945

Total Investments (Cost $10,465,945) (99.75%)		$10,801,072

Other assets and liabilities (0.25%)		27,512

Net assets – 100.00%		$10,828,584

[a]	Non-income producing.
[b]	Sub-Manager Funds are issued in private placement transactions and as such are restricted as to resale.
[c]	The rate shown is the annualized 7-day yield as of September 30, 2010.

Total cost and fair value of restricted Sub-Manager Funds as of September 30, 2010 was $8,845,000 and $9,180,127, respectively.

See notes to financial statements.
TWO

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(a Delaware Statutory Trust)

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2010
(Unaudited)

Assets
Investments in Sub-Manager Funds, at fair value (cost $8,845,000)	$9,180,127
Investments in short-term investments, at fair value (cost $1,620,945)	1,620,945
Receivable from redemption from Sub-Manager Fund	12,075
Due from Investment Manager	32,341
Prepaid assets	23,420
Other assets	17,073
Total assets	10,885,981
Liabilities
Accounting and administration fees payable	27,375
Management fee payable	13,517
Custodian fees payable	7,478
Professional fees payable	5,427
Servicing fee payable	3,600
Total liabilities	57,397
Net Assets	10,828,584

Components of Net Assets:
Shares of beneficial interest	$10,777,275
Accumulated net investment loss	(254,106)
Accumulated net realized loss on investments	(29,712)
Accumulated net unrealized appreciation on investments	335,127
Total Net Assets	$10,828,584
Net asset value per share	$100.38
Maximum offering price per share*	$102.39
Number of authorized shares	3,000,000.00
Number of outstanding shares	107,872.22

*   The maximum sales load is 2.00%.

See notes to financial statements.
THREE

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(a Delaware Statutory Trust)

STATEMENT OF OPERATIONS

For the six months ended September 30, 2010
(Unaudited)

Investment income
Interest	$951
Total investment income	951
Operating expenses
Management fee	76,605
Offering cost	96,281
Professional fees	32,748
Registration and blue sky fees	23,551
Accounting and administration fees	55,730
Insurance expense	33,537
Board of Trustees’ fees	25,000
Servicing fee	20,402
Custodian fees	5,000
Other expenses	5,433
Total expenses before reimbursement	374,287
Expense reimbursement	(221,212)
Net expenses	153,075
Net investment loss	(152,124)
Net realized loss and change in unrealized appreciation on investments in Sub-Manager Funds
Net realized loss from investment in Sub-Manager Funds	(34,485)
Net change in unrealized appreciation on investments in Sub-Manager Funds	68,730
Net realized loss and change in unrealized appreciation on investments in Sub-Manager Funds	34,245
Net decrease in net assets resulting from operations	$(117,879)

See notes to financial statements.
FOUR

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(a Delaware Statutory Trust)

STATEMENT OF CHANGES IN NET ASSETS

	For the period ended September 30, 2010 (Unaudited)	For the period from November 1, 2009 (commencement of operations) to March 31, 2010
Operations:
Net investment loss	$(152,124)	$(116,039)
Net realized gain/(loss) from investments in Sub-Manager Funds	(34,485)	4,773
Net change in unrealized appreciation on investments in Sub-Manager Funds	68,730	266,397

Net increase/(decrease) in net assets resulting from operations	(117,879)	155,131

Capital Share Transactions
Proceeds from shares issued	1,515,289	9,276,043

Net increase in net assets from capital share transactions	1,515,289	9,276,043
Total increase in net assets	1,397,410	9,431,174

Net Assets:
Beginning of period	9,431,174	−
End of period*	$10,828,584	$9,431,174

* Including accumulated net investment loss of $254,106 and $101,982, respectively.

See notes to financial statements.
FIVE

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(a Delaware Statutory Trust)

STATEMENT OF CASH FLOWS

For the six months ended September 30, 2010
(Unaudited)

Cash flows from operating activities:
Net decrease in net assets resulting from operations	$(117,879)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Purchases of Sub-Manager Funds	(700,000)
Proceeds from redemption of Sub-Manager Fund	241,515
Net purchases of short-term investments	(933,830)
Net realized loss from investments in Sub-Manager Funds	34,485
Net change in unrealized appreciation on investments in Sub-Manager Funds	(68,730)
Decrease in receivable from redemption of Sub-Manager Fund	292,698
Decrease in due from Investment Manager	29,879
Decrease in prepaid assets	32,018
Decrease in other assets	95,255
Decrease in professional fees payable	(34,573)
Increase in accounting and administration fees payable	9,125
Increase in management fee payable	1,787
Increase in custodian fees payable	2,638
Increase in servicing fee payable	476
Decrease in other expenses payable	(153)
Net cash used in operating activities	(1,115,289)

Cash flows from financing activities:
Proceeds from shares issued	1,115,289
Net cash provided by financing activities	1,115,289
Net change in cash and cash equivalents	-
Cash at beginning of period	-
Cash at end of period	$-

See notes to financial statements.
SIX

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the six months ended September 30, 2010
(Unaudited)

1.	ORGANIZATION
Hatteras Ramius Advantage Institutional Fund (the “Master Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. Hatteras Capital Investment Management, LLC (“HCIM”), an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), serves as the investment manager to the Master Fund (in such capacity, the “Investment Manager”). Ramius Alternative Solutions LLC (“Ramius”), an investment adviser registered with the SEC under the Advisers Act, serves as sub-adviser to the Master Fund (in such capacity, the “Sub-Adviser”). The Master Fund’s investment objective is to provide returns in excess of the broad equity markets over a full market cycle. The Master Fund’s secondary objective is to achieve returns with moderate volatility and correlation to equity markets. To achieve its objectives, the Master Fund will provide its shareholders (each, a “Shareholder” and together, the “Shareholders”) with access to a broad range of investment strategies and asset categories by investing its assets primarily in funds managed by investment advisers (“Sub-Manager Funds”) and by providing overall asset allocation services typically available on a collective basis to larger institutions.

2.	SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.	Basis of Accounting
The Master Fund’s accounting and reporting policies conform with accounting principles generally accepted within the United States of America (“U.S. GAAP”). Realized gains and losses on Sub-Manager Fund redemptions are determined on the identified cost basis.

b.	Cash
Cash, if any, includes short-term interest bearing deposit accounts.  At times, such deposits may be in excess of federally insured limits.  The Master Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

c.	Valuation of Investments
Investments held by the Master Fund include:

•
Investments in Sub-Manager Funds – The Master Fund will value interests in the Sub-Manager Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by the Master Fund’s Board of Trustees (the “Board”). Investments in Sub-Manager Funds are subject to the terms of the Sub-Managers’ offering documents.  Valuations of the Sub-Manager Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Sub-Managers Funds’ investment advisers as required by the Sub-Manager Funds’ offering documents. If the Investment Manager determines that the most recent value reported by the Sub-Manager Fund does not represent fair value or if the Sub-Manager Fund fails to report a value to the Master Fund, a fair value determination is made under procedures established by and under the general supervision of the Board. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

SEVEN

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the six months ended September 30, 2010 (Continued)
(Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

c.	Valuation of Investments (CONTINUED)
The interests of some Sub-Manager Funds may be valued less frequently than the calculation of the Master Fund’s net asset value.  Therefore, the reported performance of the Sub-Manager Fund may lag the reporting period of the Master Fund.  The Investment Manager has established procedures for reviewing the effect on the Master Fund’s net asset value due to this lag in reported performance of the Sub-Manager Funds.

•
Investments in Exchange Traded Funds - Securities traded on one or more of the U.S. national securities exchanges or the OTC Bulletin Board will be valued at their last sales price.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), at the close of trading on the exchanges or markets where such securities are traded for the business day as of which such value is being determined.

The Master Fund classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices (unadjusted) in active markets for identical assets and liabilities
•
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem in the near term for Sub-Manager Funds, etc.)

•	Level 3 - significant unobservable inputs (including the Master Fund’s own assumptions in determining the fair value of investments)

	Level 1		Level 2	Level 3	Total
Credit Based	$	−	$1,109,456	$392,011	$1,501,467
Event Driven		−	1,791,809	314,791	2,106,600
Global Macro/Managed Futures		−	1,274,484	288,687	1,563,171
Long/Short Equity		−	3,229,589	−	3,229,589
Multi-Strategy/Relative Value		−	385,584	393,716	779,300
Short-Term Investments		1,620,945	−	−	1,620,945
Total		$1,620,945	$7,790,922	$1,389,205	$10,801,072

EIGHT

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the six months ended September 30, 2010 (Continued)
(Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

c.	Valuation of Investments(CONTINUED)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments	Balance as of March 31, 2010	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Gross Purchases	Gross Sales	Net Transfers out of level 3	Balance as of September 30, 2010
Credit Based	$374,631	$-	$17,380	$-	$-	$-	$392,011
Event Driven	691,245	-	299	-	-	(376,753)	314,791
Global Macro/Managed Futures	-	-	(11,313)	300,000	-	-	288,687
Multi-Strategy	379,163	-	14,553	-	-	-	393,716

Total Investments	$1,445,039	$-	$20,919	$300,000	$-	$(376,753)	$1,389,205

In September 2009, the Financial Accounting Standards Board issued Accounting Standards Update 2009-12 to ASC 820-10-35, “Investments in Certain Entities that Calculate Net Asset Value Per Share (Or its Equivalent)” (“ASU 2009-12”), which became effective for interim and annual periods ending after December 15, 2009.  ASU 2009-12 permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the net asset value per share (the “NAV”) of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV.  If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation.  In using the NAV as a practical expedient, certain attributes of the investment, which may impact the fair value of the investment, are not considered in measuring fair value.  Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments.  The Master Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

NINE

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the six months ended September 30, 2010 (Continued)
(Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

c.	Valuation of Investments(CONTINUED)

A listing of the investments held by the Master Fund and their attributes as of September 30, 2010, are shown in the table below.

Investment Category	Investment Strategy	Fair Value (in 000’s)	Unfunded Commitments (in 000’s)	Remaining Life *	Redemption Frequency *	Notice Period (in Days) *	Redemption Restrictions and Terms *
Credit Based (a)	Investments in a variety of global debt and credit instruments	$1,502	N/A	N/A	Monthly- Quarterly	45-90	Up to 4% redemption fee
Event Driven (b)	Investments in equities and debt, and may include distressed securities	$2,107	N/A	N/A	Monthly- Annually	30-90	Quarterly limits between 12.5 – 25%
Global Macro/ Managed Futures (c)	Investments in a global markets across all security types, and may include futures, currencies, and commodities	$1,563	N/A	N/A	Monthly- Quarterly	30-90	None
Long/Short Equity (d)	Investments with exposure to global equity markets	$3,300	N/A	N/A	Monthly- Quarterly	30-65	Quarterly limits up to 25%
Multi-Strategy/ Relative Value (e)	Investments in long and short positions in equity and debt securities	$779	N/A	N/A	Annually	90	None

*
The information summarized in the table above represents the general terms for the specified asset class.  Individual Sub-Manager Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole.  In addition, most Sub-Manager Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

The Master Fund’s investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security and for Sub-Manager Funds, would generally be the net asset value as provided by the Sub-Manager Fund or its administrator.  For each of the categories below, the fair value of the Sub-Manager Funds has been estimated using the net asset value of the Sub-Manager Funds.

(a)
This category includes Sub-Manager Funds that invest primarily in the following sectors:  secured leveraged loans, high yield bonds, distressed debt, structured credit, and global debt (typically less efficient areas of the global fixed income markets than traditional fixed income strategies).  Generally these sectors may include wide credit rating ranges (including leveraged buyouts), may include distressed debt strategies and may include restricted securities and securities that may not be registered for which a market may not be readily available.

(b)
This category includes Sub-Manager Funds that invest using Event-Driven strategies.  Event-Driven strategies typically will include investments in common and preferred equities and various types of debt (often based on the probability that a particular even will occur).  These may include distressed or Special Situations investments (securities of companies that are experiencing difficult business situations).

(c)
This category includes Sub-Manager Funds that invest in all global markets and across all security types including equities, fixed income, commodities, currencies, futures, and exchange-traded funds.  Sub-Manager Funds in this category may include global macro funds and commodity trading advisors.

(d)
This category includes Sub-Manager Funds that invest in primarily in global equity markets and equity market derivatives, but may also include other security types including but not limited to currencies and fixed income.

(e)
Multi-Strategy/Relative Value strategies may include investments across a range of strategies and long and short positions in common and preferred equity, convertible securities, and various forms of senior and junior (typically unsecured) debt.  Investments under this style may also include index options, options on futures contracts, and other derivatives.

TEN

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the six months ended September 30, 2010 (Continued)
(Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES(CONTINUED)

d.	Derivatives and Hedging
Authoritative accounting guidance requires disclosures about the reporting entity’s derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions.  As of and for period ended September 30, 2010, the Master Fund had not entered into any derivative instruments.

e.	Investment Income
Interest income is recorded when earned. Dividend income is recorded on the ex-dividend date, except that certain dividends from private equity investments are recorded as soon as the information is available to the Master Fund.

The Sub-Manager Funds generally do not make regular cash distributions of income and gains and are therefore considered non-income producing securities.  Disbursements received from Sub-Manager Funds are accounted for as a reduction to cost.

f.	Master Fund Expenses
The Master Fund will bear all expenses incurred, on an accrual basis, in the business of the Master Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Master Fund’s account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for data and software providers; costs of insurance; registration expenses; trustees’ fees; interest expenses and commitment fees on credit facilities; and expenses of meetings of the Board.

g.	Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires the Master Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

ELEVEN

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the six months ended September 30, 2010 (Continued)
(Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES(CONTINUED)

h.	Income Tax Information and Distributions to Shareholders
Each year, the Master Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return.  As a result, no provision for income taxes is required.  As of September 30, 2010, the Master Fund did not have any unrecognized tax benefits in the accompanying financial statements.  The Master Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.  The Master Fund’s federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.  Foreign taxes are provided for based on the Master Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date.  Income dividends and capital gain distributions are declared separately.  Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences.  These adjustments have no impact on net assets or the results of operations.  Temporary book-tax differences will reverse in a subsequent period.

Additionally, U.S. GAAP requires certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  Permanent differences between book and tax basis are attributable to certain non-deductible expenses for tax purposes, including certain offering, organizational, and registration expenses.  These reclassifications have no effect on net assets or net asset value per share.  For the period ended December 31, 2009, $14,057 was reclassified from Shares of Beneficial Interest to Accumulated Net Investment Loss.

At September 30, 2010, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	(82,187)
Net unrealized appreciation (depreciation)	$(82,187)
Tax cost	$10,883,259

At December 31, 2009, undistributed ordinary income was $146,804.  The income tax-based components of distributable earnings consisted of unrealized depreciation of ($65,146).  Total accumulated earnings were $81,658.

There were no distributions paid for the period ended September 30, 2010.

TWELVE

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the six months ended September 30, 2010 (Continued)
(Unaudited)

3.	INVESTMENT TRANSACTIONS
Total purchases of Sub-Manager Funds for the six months ended September 30, 2010 amounted to $700,000. Total sales of Sub-Manager Funds for the six months ended September 30, 2010 amounted to $241,515.  The cost of investments in Sub-Manager Funds for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from the Sub-Manager Funds. The Master Fund relies upon actual and estimated tax information provided by the Sub-Manager Funds as to the amounts of taxable income allocated to the Master Fund as of September 30, 2010.

The Master Fund invests substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods.

4.	MANAGEMENT FEES, RELATED PARTY TRANSACTIONS, AND OTHER
The Investment Manager is responsible for providing day-to-day investment management services to the Master Fund, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Master Fund (the "Investment Management Agreement"). Pursuant to its authority under the Investment Management Agreement, the Investment Manager has delegated its responsibility to develop and implement the Master Fund's investment program to the Sub-Adviser.

In consideration for such services, the Master Fund pays the Investment Manager a monthly management fee equal to 0.125% (1.50% on an annualized basis) of the net assets of the Master Fund as of the last day of the month (before giving effect to any repurchase of shares in the Master Fund).

Effective with the commencement of operations, the Investment Manager and Sub-Adviser entered into a sub-advisory agreement.  Ramius is paid a monthly sub-advisory fee by the Investment Manager equal to 0.0625% (0.75% on an annualized basis) of the net assets of the Master Fund as of the last day of the month (before giving effect to any repurchase of shares in the Master Fund).

Hatteras Capital Distributors LLC (“HCD”), an affiliate of the Investment Manager, serves as the Master Fund’s distributor.  HCD receives a monthly distribution fee from the Investment Manager equal to 0.0083% (0.10% on an annualized basis) of the net assets of the Master Fund as of the last day of the month (before giving effect to any repurchase of shares in the Master Fund).

Each member of the Board who is not an “interested person” of the Master Fund (the “Independent Board”), as defined by the 1940 Act, receives an annual retainer of $10,000.  All Board members are reimbursed by the Master Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

In consideration for fund services, the Master Fund pays the Investment Manager (in such capacity, the "Servicing Agent") a fund servicing fee at the annual rate of 0.40% of the month-end net asset value of the Master Fund. The servicing fees payable to the Servicing Agent will be borne by all Shareholders of the Master Fund on a pro-rata basis before giving effect to any repurchase of shares in the Master Fund effective as of that date, and will decrease the net profits or increase the net losses of the Master Fund that are credited to Shareholders.

THIRTEEN

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the six months ended September 30, 2010 (Continued)
(Unaudited)

4.	MANAGEMENT FEES, RELATED PARTY TRANSACTIONS, AND OTHER(CONTINUED)
The Servicing Agent may waive (to all investors on a pro-rata basis) or pay to third parties all or a portion of any such fees in its sole discretion. The Servicing Agent did not waive any of the servicing fees for the period ended September 30, 2010.

The Investment Manager and Sub-Adviser have contractually agreed to reimburse certain expenses through October 31, 2012, so that the total annual expenses (excluding taxes, interest, brokerage commissions, other transaction-related expenses, any extraordinary expenses of the Master Fund, as well as any acquired fund fees and expenses) for this period will not exceed 3.00% of the net assets of the Master Fund on an annualized basis (the “Expense Limitation”).  The agreement automatically renews for one-year terms after the initial period.  The agreement may be terminated by the Investment Manager, Sub-Adviser or the Master Fund on sixty (60) days written notice to the other parties. The Master Fund will carry forward, for a period not to exceed (3) three years from the date on which a reimbursement is made by the Investment Manager and/or Sub-Adviser, any expenses in excess of the Expense Limitation and repay the Investment Manager and/or Sub-Adviser such amounts, provided the Master Fund is able to effect such reimbursement and remain in compliance with the Expense Limitation disclosed in the Master Fund’s then effective prospectus.

For the six months ended September 30, 2010, the Investment Manager reimbursed the Master Fund $221,212 for amounts in excess of the Expense Limitation, all of which will be available for potential future repayment until October 31, 2012.

At September 30, 2010, Shareholders, who are affiliated with the Investment Manager, owned $334,883 (3.6% of Net Assets) of the Master Fund.

5.	ACCOUNTING, ADMINISTRATION, AND CUSTODIAL AGREEMENT
In consideration for accounting, administrative, and recordkeeping services, the Master Fund pays J.D. Clark & Company, a division of UMB Fund Services, Inc. (the “Administrator”), a monthly administration fee based on the month-end net asset value of the Master Fund.  The Administrator also provides regulatory administrative services, transfer agency functions, and shareholder services at an additional cost.  For the six months ended September 30, 2010, the total accounting and administration fee was $55,730, and is included in the Statement of Operations under Accounting and Administrative Fees.

UMB Bank, n.a. serves as custodian of the Master Fund’s assets and provides custodial services for the Master Fund.

6.	RISK FACTORS
An investment in the Master Fund involves significant risks, including leverage risk, liquidity risk, interest rate risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. Investments in the Sub-Manager Funds may be restricted from early redemptions or subject to fees for early redemptions as part of contractual obligations agreed to by the Investment Manager on behalf of the Master Fund.  Sub-Manager Funds may have initial lock-up periods, the ability to suspend redemptions, or employ the use of side pockets, all of which may affect the Master Fund’s liquidity in the Sub-Manager Funds.

FOURTEEN

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the six months ended September 30, 2010 (Continued)
(Unaudited)

6.	RISK FACTORS(CONTINUED)
Sub-Manager Funds generally require the Investment Manager to provide advanced notice of its intent to redeem the Master Fund’s total or partial interest and may delay or deny a redemption request depending on the Sub-Manager Funds’ governing agreements. Shares in the Master Fund provide limited liquidity since shareholders will not be able to redeem shares on a daily basis because the Master Fund is a closed-end fund. Therefore investment in the Master Fund is suitable only for investors who can bear the risks associated with the limited liquidity of shares and should be viewed as a long-term investment. Shareholders should refer to the Master Fund’s prospectus and statement of additional information for a more complete list of risk factors.  No guarantee or representation is made that the investment objective will be met.

7.	CAPITAL SHARE TRANSACTIONS
Transactions in shares were as follows:

Shares outstanding, November 1, 2009	−
Shares sold	92,762.60
Shares redeemed	−
Shares outstanding, April 1, 2010	92,762.60
Shares sold	15,109.62
Shares redeemed	−
Shares outstanding, September 30, 2010	107,872.22

8.	REPURCHASE OF SHARES
The Board may, from time to time and in its sole discretion, cause the Master Fund to repurchase shares pursuant to written tenders by Shareholders at such times and on such terms and conditions as established by the Board.  In determining whether the Master Fund should offer to repurchase shares, the Board will consider, among other things, the recommendation of the Investment Manager. The Master Fund generally expects to offer to repurchase shares from Shareholders on a quarterly basis as of March 31, June 30, September 30 and December 31 of each year, beginning December 31, 2010. Shares tendered prior to the Shareholder’s one year anniversary of its initial investment may be subject to a maximum 5% repurchase fee.

9.	INDEMNIFICATION
In the normal course of business, the Master Fund enters into contracts that provide general indemnifications.  The Master Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

FIFTEEN

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the six months ended September 30, 2010 (Continued)
(Unaudited)

10.	FINANCIAL HIGHLIGHTS
The financial highlights are intended to help an investor understand the Master Fund’s financial performance. The total returns in the table represent the rate that a shareholder would be expected to have earned or lost on an investment in the Master Fund.  An individual Shareholder’s ratio or return may vary from the table below based on the timing of shares purchases.

The ratios are calculated by dividing total dollars of income or expenses as applicable by the average of total monthly net assets and have been annualized for periods less than a year.

Total Return is not annualized and is calculated based on changes in net asset value. An individual Shareholder’s return may vary from this return based on the timing of capital transactions.

Net Asset Value, November 1, 2009	$100.00
Income from investment operations:
Net investment loss	(1.25)
Net realized and unrealized gain (loss) on investment transactions	2.92
Total from investment operations	1.67
Net Asset Value, April 1, 2010	$101.67
Income from investment operations:
Net investment loss	(1.26)
Net realized and unrealized gain (loss) on investment transactions	(0.03)
Total from investment operations	(1.29)
Net Asset Value, September 30, 2010	$100.38

	For the period ended September 30, 2010 (Unaudited)	For the period from November 1, 2009 (commencement of operations) to March 31, 2010
Total return [1]	(1.27%)	1.67%
Net investment loss	(3.00%)	(2.98%)
Operating expenses, excluding reimbursement from Investment Manager [2]	6.43%	10.01%
Reimbursement from Investment Manager	(3.41%)	(7.01%)
Net expenses [3]	3.02%	3.00%
Net assets, end of period (000’s)	$10,829	$9,431
Portfolio Turnover Rate (Master Fund) [1]	2.67%	3.93%

[1]	Not annualized.
[2]	Offering costs and organizational expenses, included in operating expenses, are not annualized.
[3]
Ratios calculated based on total expenses and average net assets and are annualized except for organizational costs.  If the expense ratio calculation had been performed monthly, as is done for expense cap calculations, the ratios would have been different.

SIXTEEN

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the six months ended September 30, 2010 (Concluded)
(Unaudited)

11.	SUBSEQUENT EVENTS
The Master Fund has evaluated subsequent events through the date the financial statements were issued, and determined there were no subsequent events that required disclosure in or adjustment to the financial statements.

Through the date of this report, the Investment Manager has submitted redemption requests for 22 of the Fund’s 26 Sub-Manager Funds.

SEVENTEEN

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

 (a Delaware Statutory Trust)

BOARD OF TRUSTEES

(Unaudited)

The identity of the Board members (each a “Trustee”) and brief biographical information, as of September 30, 2010, is set forth below.   The business address of each Trustee is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615.  The Master Fund’s statement of additional information includes information about the Trustees and may be obtained without charge by calling the Master Fund at 1-888-363-2324.

Name & Date of Birth	Position(s) Held with the Master Fund	Length of Time Served	Principal Occupation(s) During Past 5 years and Other Directorships Held by Trustee	Number of Portfolios in Fund Complex’ Overseen by Trustee
INTERESTED TRUSTEE
David B. Perkins* July 18, 1962	President and Chairman of the Board of Trustees of the Master Fund	Since Inception	Mr. Perkins has been Chairman of the Board of Trustees and President of the Master Fund since inception. Mr. Perkins is the Chief Executive Officer of Hatteras and its affiliated entities. He founded the firm in September 2003. Prior to that, he was the co-founder and Managing Partner of CapFinancial Partners, LLC.	15
INDEPENDENT TRUSTEES
H. Alexander Holmes May 4, 1942	Trustee; Audit Committee Member of the Master Fund	Since Inception	Mr. Holmes founded Holmes Advisory Services, LLC, a financial consultation firm, in 1993.	15
Steve E. Moss February 18, 1953	Trustee; Audit Committee Member of the Master Fund	Since Inception	Mr. Moss is a principal of Holden, Moss, Knott, Clark, Copley & Hoyle, P.A. and has been a member manager of HMKCT Properties, LLC since January 1996.	15
Gregory S. Sellers May 5, 1959	Trustee; Audit Committee Member of the Master Fund	Since Inception	Mr. Sellers has been the Chief Financial Officer of Imagemark Business Services, Inc., a strategic communications provider of marketing and print communications solutions, since June 2009. From 2003 to June 2009, Mr. Sellers was the Chief Financial Officer and a director of Kings Plush, Inc., a fabric manufacturer.	15
Daniel K. Wilson June 22, 1948	Trustee; Audit Committee Member of the Master Fund	Since Inception	Mr. Wilson was Executive Vice President and Chief Financial Officer of Parksdale Mills, Inc. from 2004 - 2008. Mr. Wilson currently is in private practice as a Certified Public Accountant.	9

* Mr. Perkins is deemed to be an “interested” Trustee of the Master Fund because of his affiliations with the Investment Manager.

EIGHTEEN

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(a Delaware Statutory Trust)

FUND MANAGEMENT

(Unaudited)

Set forth below is the name, date of birth, position with the Master Fund, length of term of office, and the principal occupation for the last five years, as of September 30, 2010, of each of the persons currently serving as Executive Officer.  The business address of each officer is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC  27615.

Name & Date of Birth	Position(s) Held with the Master Fund	Length of Time Served	Principal Occupation(s) During Past 5 years and Other Directorships Held by Officer	Number of Portfolios in Fund Complex Overseen by Officer
OFFICERS
J. Michael Fields July 14, 1973	Secretary of the Master Fund	Since Inception
Prior to becoming Secretary of each of the Funds in the Fund Complex in 2008, Mr. Fields was the Treasurer of each of the Funds in the Fund Complex.  Mr. Fields is Chief Operating Officer of Hatteras and its affiliates and has been employed by the Hatteras firm since its inception in September 2003.
N/A
Andrew P. Chica September 7, 1975	Chief Compliance Officer of the Master Fund	Since Inception
Mr. Chica joined Hatteras in November 2007 and became Chief Compliance Officer of each of the funds in the Fund Complex and the Investment Manager as of January 2008.  Prior to joining Hatteras, Mr. Chica was the Compliance Manager for UMB Fund Services, Inc. from December 2004 to November 2007.  From April 2000 to December 2004, Mr. Chica served as an Assistant Vice President and Compliance Officer with U.S. Bancorp Fund Services, LLC.
N/A
Robert Lance Baker September 17, 1971	Treasurer of the Master Fund	Since Inception
Mr. Baker joined Hatteras in March 2008 and became Treasurer of each of the funds in the Fund Complex in December 2008.  Mr. Baker serves as the Chief Financial Officer of the Investment Manager and its affiliates.  Prior to joining Hatteras, Mr. Baker worked for Smith Breeden Associates, an investment advisor located in Durham, NC.  At Smith Breeden, Mr. Baker served as Vice President of Portfolio Accounting, Performance Reporting, and Fund Administration.
N/A

NINETEEN

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(a Delaware Statutory Trust)

OTHER INFORMATION

(Unaudited)

Proxy Voting
A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities and the Master Fund’s record of actual proxy votes cast is available at www.sec.gov and by calling 1-800-504-9070 and may be obtained at no additional charge.

Availability of Quarterly Portfolio Schedules
The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Master Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

TWENTY

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)
The registrant did not need to divest itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), following the filing of its last report on Form N-CSR and before filing of the current report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend  nominees to the registrant's  board of  trustees, where those changes were implemented after the registrant  last  provided  disclosure  in response to the  requirements  of Item  407 (c)(2)(iv) of Regulation S-K, or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

      (a)  The registrant's principal executive and principal financial officers, or persons performing similar functions,   have concluded that the registrant's disclosure controls and procedures (as defined in Rule  30a-3(c)  under  the  1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities  Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b)   There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal  quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)      HATTERAS RAMIUS ADVANTAGE FUND

By (Signature and Title)*   /s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date      DECEMBER 9, 2010

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date      DECEMBER 9, 2010

By (Signature and Title)*   /s/ R. Lance Baker
R. Lance Baker, Treasurer
(principal financial officer)

Date      DECEMBER 9, 2010

* Print the name and title of each signing officer under his or her signature.